Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 012
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
NEWELL BRANDS EMPLOYEE SAVINGS PLAN
SCHEDULE H, Line 4i - SCHEDULE OF ASSETS
(HELD AT END OF YEAR)
EIN #36-1953130 PLAN #012
DECEMBER 31, 2025

(A)	(B)	(C)	(D)	(E)
	Identity of Issuer	Description of Investment		Current Value
	T. Rowe Price Small-Cap Stock Fund I Class	Mutual Fund	**	$33,654,480
*	Fidelity Government Money Market Fund - Premium	Mutual Fund	**	647,980
		Total Mutual Fund		34,302,460

*	FIAM CORE PLUS CL N	Common/Collective Trust	**	37,675,019
*	FID FRDM BLD RET B	Common/Collective Trust	**	7,200,231
*	FID FRDM BLND 2010 B	Common/Collective Trust	**	8,325,605
*	FID FRDM BLND 2015 B	Common/Collective Trust	**	21,367,161
*	FID FRDM BLND 2020 B	Common/Collective Trust	**	52,865,910
*	FID FRDM BLND 2025 B	Common/Collective Trust	**	123,954,835
*	FID FRDM BLND 2030 B	Common/Collective Trust	**	204,736,509
*	FID FRDM BLND 2035 B	Common/Collective Trust	**	228,638,639
*	FID FRDM BLND 2040 B	Common/Collective Trust	**	179,629,640
*	FID FRDM BLND 2045 B	Common/Collective Trust	**	160,586,094
*	FID FRDM BLND 2050 B	Common/Collective Trust	**	106,096,892
*	FID FRDM BLND 2055 B	Common/Collective Trust	**	81,950,503
*	FID FRDM BLND 2060 B	Common/Collective Trust	**	58,361,332
*	FID FRDM BLND 2065 B	Common/Collective Trust	**	8,343,677
*	MIP II Class 3 (Stable Value Fund)	Common/Collective Trust	**	103,499,304
	CG EUPAC TRUST U4	Common/Collective Trust	**	18,249,552
	SS GACEQ EXUS IDX X	Common/Collective Trust	**	58,674,018
	SS S&P 500 INDEX X	Common/Collective Trust	**	282,650,099
	SS US BOND INDEX X	Common/Collective Trust	**	17,143,915
	SS US EXT MARKET X	Common/Collective Trust	**	52,668,263
		Total Common/Collective Trust		1,812,617,198

*	Newell Brands Inc.	Common Stock	**	4,707,943

	Self-directed Brokerage Accounts	Brokerage	**	63,071,521
		Total Investments		1,914,699,122

*	Notes receivable from participants	Various maturities, interest rates from 3.25% to 10%	N/A	16,741,763

		Total Assets		$1,931,440,885

*    Denotes a party-in-interest.
**    Cost not required for participant directed.